   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997


                                                       REGISTRATION NO. 33-2081
                                                                       811-4490
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [_]
PRE-EFFECTIVE AMENDMENT NO.                                                 [_]
POST-EFFECTIVE AMENDMENT NO. 15                                             [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [_]
AMENDMENT NO. 15                                                            [X]

                               ----------------

                     JOHN HANCOCK VARIABLE SERIES TRUST I
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ----------------

                              JOHN HANCOCK PLACE
                                 P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (617) 572-5060
                        (REGISTRANT'S TELEPHONE NUMBER)

                           SANDRA M. DaDALT, ESQUIRE
                              JOHN HANCOCK PLACE
                                 P.O. BOX 111
                          BOSTON, MASSACHUSETTS 02117
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ----------------

                                  COPIES TO:

                          THOMAS C. LAUERMAN, ESQUIRE
                        FREEDMAN, LEVY, KROLL & SIMONDS
                         1050 CONNECTICUT AVENUE, N.W.
                            WASHINGTON, D.C. 20036

                               ----------------

  It is proposed that this filing will become effective (check appropriate box)

    [_] immediately upon filing pursuant to paragraph (b) of Rule 485

    [X] on May 1, 1997 pursuant to paragraph (b) of Rule 485

    [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [_] on (date) pursuant to paragraph (a)(1) of Rule 485

    [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

    [_] on (date) pursuant to paragraph (a)(2) of Rule 485

  If appropriate check the following box

    [X]this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                               ----------------

  PURSUANT TO THE PROVISIONS OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES UNDER THE SECURITIES ACT OF 1933, AND REGISTRANT'S RULE 24F-2 NOTICE FOR FISCAL YEAR ENDED DECEMBER 31, 1996 WAS FILED ON FEBRUARY 26, 1997.

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                       Designation of New Effective Date
                        for Previously Filed Amendment

        Post-Effective Amendment No. 14 under the Securities Act of 1933 and the Investment Company Act of 1940 (the "Amendment") was filed pursuant to paragraph (a) of Rule 485 on February 28, 1997 and pursuant to that paragraph would become effective on April 29, 1997.

        The Registrant hereby designates May 1, 1997 as the new date upon which the Amendment shall become effective.

        All other information contained in the Registrant's Registration Statement as previously filed through the Amendment is incorporated by reference without change.
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                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS OF THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED IN THE CITY OF BOSTON, AND THE COMMONWEALTH OF MASSACHUSETTS, ON THE 29TH DAY OF APRIL, 1997.

                                             John Hancock Variable Series
                                              Trust I

                                                       /s/ Henry D. Shaw
                                             By: ______________________________
                                                    Henry D. Shaw, Chairman

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO ITS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

               SIGNATURE                                    DATE


          /s/ Raymond F. Skiba
By: ____________________________________                  April 29, 1997
            Raymond F. Skiba
   Treasurer (Principal Financial and
          Accounting Officer)

           /s/ Henry D. Shaw
By: ____________________________________                  April 29, 1997
             Henry D. Shaw
 Chairman (Principal Executive Officer)


For himself and as attorney-in-fact for:

  William H. Dykstra
  Trustee

  Joseph Kiebala, Jr.
  Trustee

  Frank J. Zeo
  Trustee

  Elizabeth G. Cook
  Trustee

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